Exhibit 99.1

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Collection Period	31-Aug-23	30/360 Days	30	Collection Period Start	1-Aug-23
Distribution Date	15-Sep-23	Actual/360 Days	31	Collection Period End	31-Aug-23
				Prior Month Settlement Date	15-Aug-23
				Current Month Settlement Date	15-Sep-23

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,364,914,302.27	117,372,559.22	106,853,410.42	0.082063
Yield Supplement Overcollaterization		62,830,425.78	1,442,386.92	1,233,232.64
Total Adjusted Pool Balance		1,302,083,876.49	115,930,172.30	105,620,177.78
Total Adjusted Securities		1,302,083,876.49	115,930,172.30	105,620,177.78	0.081116
Class A-1 Notes	1.95978%	275,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.97000%	371,250,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.24000%	60,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.93000%	431,250,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.95000%	112,500,000.00	63,846,295.81	53,536,301.29	0.475878
Certificates	0.00000%	52,083,876.49	52,083,876.49	52,083,876.49	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	10,309,994.52	103,750.23	91.6443957	0.9222243
Certificates	0.00	0.00	—	—

Total Securities	10,309,994.52	103,750.23

I. COLLECTIONS

Interest:
Interest Collections				419,638.63
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				419,638.63
Principal:
Principal Collections				10,357,690.67
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				10,357,690.67
Recoveries of Defaulted Receivables				184,562.96

Total Collections				10,961,892.26

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			17,957	115,930,172.30
Total Principal Payment				10,309,994.52

			17,141	105,620,177.78

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	10,961,892.26
Reserve Account Draw	0.00
Total Available for Distribution	10,961,892.26
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	97,810.47
Servicing Fee Paid	97,810.47
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	103,750.23
Class A-4 Notes Monthly Interest Paid	103,750.23
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		103,750.23
Total Note Monthly Interest Paid		103,750.23
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		10,760,331.56
4. Total Monthly Principal Paid on the Notes		10,309,994.52
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		10,309,994.52
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		450,337.04
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		450,337.04

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,209.69
Required Reserve Account Amount		3,255,209.69
Beginning Reserve Account Balance		3,255,209.69
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,209.69
Required Reserve Account Amount for Next Period		3,255,209.69

VI. POOL STATISTICS

Weighted Average Coupon		4.31%
Weighted Average Remaining Maturity		17.59

	Amount	Number
Principal on Defaulted Receivables	161,458.13	12
Principal Recoveries of Defaulted Receivables	184,562.96

Monthly Net Losses	(23,104.83)
Pool Balance at Beginning of Collection Period	117,372,559.22
Net Loss Ratio for Third Preceding Collection Period	-1.09%
Net Loss Ratio for Second Preceding Collection Period	-0.29%
Net Loss Ratio for Preceding Collection Period	0.98%
Net Loss Ratio for Current Collection Period	-0.24%
Four-Month Average Net Loss Ratio	-0.16%
Cumulative Net Losses for all Periods	14,263,097.83

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,486,016.15	214	2.33%
61-90 Days Delinquent	530,851.10	42	0.50%
91-120 Days Delinquent	107,693.05	8	0.10%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,124,560.30	264	2.92%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.49%	0.26%
Delinquency Ratio for Second Preceding Collection Period	0.47%	0.27%
Delinquency Ratio for Preceding Collection Period	0.53%	0.28%
Delinquency Ratio for Current Collection Period	0.60%	0.29%
Four-Month Average Delinquency Ratio	0.52%	0.28%
60 Day Delinquent Receivables	698,211.17
Delinquency Percentage	0.65%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	937,466.94
Number of Extensions	81

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

3. Has there been an issuance of notes or other securities backed by the Receivables?		NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO